Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 1,015,851	$ 696,838
Short-term deposits and restricted cash	0	532
Trade receivables	80,403	67,994
Short-term derivative instruments	54	3,177
Other investments	142,619	215,797
Other current assets	23,758	111,703
Total current assets	1,262,685	1,096,041
Non-current assets
Investment in ZIM (associated company)	0	0
Investment in OPC's equity-accounted investees	1,458,625	703,156
Long-term restricted cash	16,444	16,237
Long-term derivative instruments	27,676	14,178
Deferred taxes	2,733	15,862
Property, plant and equipment, net	1,156,217	1,714,825
Intangible assets, net	71,809	321,284
Long-term prepaid expenses and other non-current assets	41,595	52,342
Right-of-use assets, net	175,457	174,515
Total non-current assets	2,950,556	3,012,399
Total assets	4,213,241	4,108,440
Current liabilities
Current maturities of loans from banks and others	84,519	169,627
Trade and other payables	93,991	181,898
Short-term derivative instruments	317	2,311
Current maturities of lease liabilities	4,016	4,963
Total current liabilities	182,843	358,799
Non-current liabilities
Long-term loans from banks and others	726,625	906,243
Debentures	455,955	454,163
Deferred taxes	147,714	136,590
Other non-current liabilities	31,536	109,882
Long-term derivative instruments	0	15,996
Long-term lease liabilities	9,027	56,543
Total non-current liabilities	1,370,857	1,679,417
Total liabilities	1,553,700	2,038,216
Equity
Share capital	50,134	50,134
Translation reserve	2,620	(3,658)
Capital reserve	63,954	69,792
Accumulated profit	1,491,197	1,087,041
Equity attributable to owners of the Company	1,607,905	1,203,309
Non-controlling interests	1,051,636	866,915
Total equity	2,659,541	2,070,224
Total liabilities and equity	$ 4,213,241	$ 4,108,440